                            WARBURG PINCUS TRUST II
                             FIXED INCOME PORTFOLIO

      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 1998

     The following information supersedes certain information in the prospectus and statement of additional information of the portfolio listed above in the section entitled "Management of the Portfolio -- Portfolio Managers":

     M. Anthony E. van Daalen, formerly Co-Portfolio Manager, is now the sole Portfolio Manager of the Portfolio. Dale C. Christensen no longer serves as Co-Portfolio Manager.

Dated: December 24, 1998                                           TRFIX-16-1298